Income Taxes - Reconciliation between Statutory and Effective Tax Rates (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net temporary differences recoverable in future rates charged to customers:
Total income taxes / provision for PILs	CAD 135	CAD 114
Income Taxes and Payments in Lieu [Member]
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Income taxes / provision for PILs at statutory rate	231	216
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(53)	(37)
Pension contributions in excess of pension expense	(16)	(25)
Overheads capitalized for accounting but deducted for tax purposes	(16)	(15)
Interest capitalized for accounting but deducted for tax purposes	(14)	(13)
Environmental expenditures	(5)	(5)
Other	5	(6)
Net temporary differences	(99)	(101)
Net tax benefit resulting from transition from PILs Regime to Federal Tax Regime		(9)
Net permanent differences	3	1
Total income taxes / provision for PILs	CAD 135	114
Income Taxes and Payments in Lieu [Member] | Hydro One Brampton Networks Inc. spin-off [Member]
Net temporary differences recoverable in future rates charged to customers:
Hydro One Brampton spin-off		CAD 7